Loans and borrowings (Details) - Schedule of movements in lease liabilities - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of movements in lease liabilities [Abstract]
Balance at beginning	£ 5,868
Balance ending	48,048	5,868
Additions	19,850	6,496
Acquisition of a subsidiary	27,972
Accretion of interest	652	65
Payments	£ (6,294)	£ (693)